Basic and diluted net income per share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Convertible Bonds [Member]
Additional Information
Anti-dilutive securities excluded from computation of diluted net loss per common share (in shares)	72,267,200	72,267,200